Participative shareholders' debentures (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 R$ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 R$ / shares
Participative Shareholders Debentures
Average Price Per debenture | R$ / shares					R$ 35.06		R$ 31.35
Financial results	$ (241)	$ 321	$ (77)	$ 274
Liability related to debenture	$ 2,451		$ 2,451			$ 2,874